Total
LEUTHOLD CORE INVESTMENT FUND
Leuthold Core Investment Fund
Investment Objective
Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fess (fees paid directly from your investment)
Shareholder Fees - Summary Information	LEUTHOLD CORE INVESTMENT FUND-Retail Class	Leuthold Core Investment Fund-Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	(2.00%)	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay year as a percentage of your investment)
Annual Fund Operating Expenses - Summary Information		LEUTHOLD CORE INVESTMENT FUND-Retail Class	Leuthold Core Investment Fund-Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Service Fees		0.09%	none
Dividends on Securities Sold Short		0.14%	0.14%
All Remaining Other Expenses		0.21%	0.21%
Other Expenses		0.51%	0.42%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%
Total Annual Fund Operating Expenses		1.41%	1.32%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Summary Information - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LEUTHOLD CORE INVESTMENT FUND-Retail Class	144	446	771	1,691
Leuthold Core Investment Fund-Institutional Class	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.08% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➣Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts, and may engage in short sales of equity securities);

➣Bonds and other debt securities (including U.S. and some developed and emerging foreign government-related securities (including those issued by sovereign and local governments and their sponsored entities), U.S. and some foreign corporate securities, and securitized debts, both above and below investment grade);

➣Real estate investment trusts;

➣Commodities (including both physical commodities and commodity-based exchange-traded funds); and

➣Money market instruments;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➣30% to 70% of its net assets will be invested in common stocks and other equity securities;

➣30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➣up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

➣Large, mid, or small capitalization common stocks;

➣Growth stocks, value stocks, or cyclical stocks;

➣Aggressive stocks or defensive stocks;

➣Stocks in any industry or sector;

➣Equity mutual funds and exchange-traded funds;

➣Stocks in emerging and less developed markets;

➣Common stocks of foreign issuers; and

➣Options.

In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 110 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

The Fund may invest in U.S. and some foreign (developed and emerging) government-related securities, including those issued by sovereign and local governments and their sponsored entities, U.S. and some foreign corporate securities, and securitized debts. The Funds may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among common stocks, corporate bonds, government bonds, real estate investment trusts, commodities (including both physical commodities and commodity-based exchange-traded funds), and cash equivalents. Portfolio weightings in these asset classes are driven by models that (1) determine the relative appeal of each asset class in relation to the others, and (2) the return potential of each asset class on an absolute, or stand-alone, basis.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➣Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks that apply to the Fund. These effects could negatively impact the Fund’s performance.

➣Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

➣Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➣Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

➣Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➣High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➣Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➣Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

➣Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class shares, and performance of the Fund’s Institutional Class shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Leuthold Core Investment Fund Total Return of the Retail Shares (per calendar year)

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 10.42% (quarter ended June 30, 2020) and the lowest total return for a quarter was -13.31% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Summary Information	1 Year	5 Years	10 Years
LEUTHOLD CORE INVESTMENT FUND-Retail Class	10.09%	6.87%	6.24%
LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions	10.02%	6.09%	5.20%
LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions and Sales	6.01%	5.30%	4.74%
Leuthold Core Investment Fund-Institutional Class	10.17%	6.98%	6.35%
Leuthold Core Investment Fund-Institutional Class | S&P 500® Index	18.40%	15.22%	13.88%
Leuthold Core Investment Fund-Institutional Class | Morningstar Tactical Allocation Index	9.04%	6.57%	4.34%
Leuthold Core Investment Fund-Institutional Class | Bloomberg Barclays Global Aggregate Index	9.20%	4.79%	2.83%

We use the Morningstar Tactical Allocation Index and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Leuthold Global Fund
Leuthold Global Fund
Investment Objective
Leuthold Global Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fess (fees paid directly from your investment)
Shareholder Fees - Leuthold Global Fund	Leuthold Global Fund (Retail)	Leuthold Global Fund (Institutional)
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	(2.00%)	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leuthold Global Fund		Leuthold Global Fund (Retail)	Leuthold Global Fund (Institutional)
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.18%	none
Dividends on Securities Sold Short		0.21%	0.21%
All Remaining Other Expenses		0.65%	0.62%
Other Expenses		0.90%	0.87%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.98%	1.77%
Expense Reimbursement	[2]	(0.03%)	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.95%	1.73%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund’s investment adviser may recover waived fees, but in no event may the Fund’s expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Leuthold Global Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leuthold Global Fund (Retail)	198	612	1,052	2,275
Leuthold Global Fund (Institutional)	176	545	939	2,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.31% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments among:

➣Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts, and may engage in short sales of equity securities);

➣Bonds and other debt securities (including global developed and emerging government-related securities (including those issued by sovereign and local governments and their sponsored entities), global corporate securities, and securitized debts both above and below investment grade); and

➣Money market instruments from around the world;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:

➣30% to 70% of its net assets will be invested in common stocks and other equity securities;

➣30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➣up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➣Large, mid, or small capitalization common stocks;

➣Growth stocks, value stocks, or cyclical stocks;

➣Aggressive stocks or defensive stocks;

➣Stocks in any industry or sector;

➣Equity mutual funds and exchange-traded funds; and

➣Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund may invest in global (developed and emerging) government related securities, including those issued by sovereign and local governments and their sponsored entities, global corporate securities, and securitized debts. The Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➣Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks that apply to the Fund. These effects could negatively impact the Fund’s performance.

➣Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

➣Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➣Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

➣Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➣High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➣Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➣Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

➣Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class shares, and performance of the Fund’s Institutional Class shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Leuthold Global Fund Total Return of the Retail Shares (per calendar year)

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 9.99% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.13% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Leuthold Global Fund	1 Year	5 Years	10 Years
Leuthold Global Fund (Retail)	7.27%	3.76%	3.92%
Leuthold Global Fund (Retail) | After Taxes on Distributions	7.26%	2.39%	2.50%
Leuthold Global Fund (Retail) | After Taxes on Distributions and Sales	4.31%	2.73%	2.85%
Leuthold Global Fund (Institutional)	7.52%	3.99%	4.15%
Leuthold Global Fund (Institutional) | S&P 500® Index	18.40%	15.22%	13.88%
Leuthold Global Fund (Institutional) | Bloomberg Barclays Global Aggregate Index	9.20%	4.79%	2.83%
Leuthold Global Fund (Institutional) | MSCI All Country World Index	16.25%	12.26%	9.13%

We use the MSCI All Country World Index and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

LEUTHOLD SELECT INDUSTRIES FUND
Leuthold Select Industries Fund
Investment Objective
Leuthold Select Industries Fund (LSLTX) seeks capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly your investment)
Shareholder Fees	LEUTHOLD SELECT INDUSTRIES FUND No Load USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

sAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LEUTHOLD SELECT INDUSTRIES FUND No Load
Management Fees	1.00%
Distribution (12b-1) Fees	none
Service Fees	0.09%
All Remaining Other Expenses	1.66%
Other Expenses	1.75%
Total Annual Fund Operating Expenses	2.75%
Expense Reimbursement	(1.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%
[1]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund’s investment adviser may recover waived fees, but in no event may the Fund’s expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LEUTHOLD SELECT INDUSTRIES FUND | No Load | USD ($)	153	735	1,343	2,989

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.99% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 110 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➣Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks that apply to the Fund. These effects could negatively impact the Fund’s performance.

➣Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

➣High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➣Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

➣Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Leuthold Select Industries Fund Total Return (per calendar year)

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 24.86% (quarter ended June 30, 2020) and the lowest total return for a quarter was -24.30% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - LEUTHOLD SELECT INDUSTRIES FUND - No Load	1 Year	5 Years	10 Years
Performance Measure Domain	16.97%	10.82%	11.10%
After Taxes on Distributions	14.75%	9.51%	10.40%
After Taxes on Distributions and Sales	10.93%	8.31%	9.07%
S&P 500® Index	18.40%	15.22%	13.88%
S&P 600® Index	11.29%	12.37%	11.92%

We use the Russell 600® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

GRIZZLY SHORT FUND
Grizzly Short Fund
Investment Objective
Grizzly Short Fund (GRZZX) seeks capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fess (fees paid directly from your investment)
Shareholder Fees	GRIZZLY SHORT FUND No Load USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GRIZZLY SHORT FUND No Load
Management Fees	1.25%
Distribution (12b-1) Fees	none
Service Fees	0.07%
Dividends on Securities Sold Short	1.24%
All Remaining Other Expenses	0.28%
Other Expenses	1.72%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	2.97%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GRIZZLY SHORT FUND | No Load | USD ($)	300	918	1,562	3,290

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Grizzly Short Fund sells stocks and exchange traded funds short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding securities sold short typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding securities sold short equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.

The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

The Fund may increase the number of stocks it sells short if market conditions warrant an increase. In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities. The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its securities sold short. The factors the Adviser considers in determining when to cover securities sold short include:

➣Price movements of the stocks sold short;

➣Changes in the Vulnerability Index;

➣Daily trading volume of the stock; and

➣News and articles concerning the stock appearing in financial services and publications.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➣Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks that apply to the Fund. These effects could negatively impact the Fund’s performance.

➣Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➣Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

➣Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

➣Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

➣Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Investors who wish to hedge some or all of their stock portfolios might find that investment goal consistent with an investment in the Fund.

However, because movements in the prices of the stocks the Fund has sold short are unlikely to correlate perfectly with the stocks in an investor’s portfolio, such an investor could incur both a loss on the investor’s stock portfolio and the investor’s investment in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Grizzly Short FundTotal Return (per calendar year)

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 25.81% (quarter ended March 31,2020) and the lowest total return for a quarter was -29.82% (quarter ended June 30, 2020).

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - GRIZZLY SHORT FUND - No Load	1 Year	5 Years	10 Years
Performance Measure Domain	(41.33%)	(22.17%)	(17.30%)
After Taxes on Distributions	(41.33%)	(22.24%)	(17.33%)
After Taxes on Distributions and Sales	(24.46%)	(14.55%)	(9.91%)
S&P 500® Index	18.40%	15.22%	13.88%
S&P MidCap 400® Index	13.66%	12.35%	11.51%

We use the S&P MidCap 400® Index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Leuthold Core ETF
Leuthold Core ETF
Investment Objective
The Leuthold Core ETF (the “Fund”) seeks capital appreciation and income (or “total return”).
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Leuthold Core ETF Leuthold Core ETF
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	2.96%	[1]
Acquired Fund Fees and Expenses	0.14%	[1],[2]
Total Annual Fund Operating Expenses	3.46%
Expense Reimbursement	(2.67%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	The Fund’s investment adviser has contractually agreed to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 0.65% of the average daily net assets of the Fund. The expense limitation agreement will remain in effect until January 31, 2022. The Fund’s investment adviser may recover waived fees for three years from the time the expenses were waived or incurred, provided total expenses, including such recovery, are limited to the lesser of (1) the expense limitation in effect at the time of the waiver and (2) the expense limitation in effect at the time of recovery.

Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net Total Annual Fund Operating Expenses After Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses for the remaining years. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leuthold Core ETF | Leuthold Core ETF | USD ($)	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.53% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is an actively-managed “exchange-traded fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively-managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Funds”), that provide exposure to a broad range of asset classes. The Fund will not invest more than 25% in any Underlying Fund. The Underlying Funds may invest in equity securities of U.S. or foreign companies; debt obligations of U.S. or foreign companies or governments; or investments such as volatility indexes and managed futures. The Fund allocates its assets across asset classes, geographic regions, and industries, subject to certain diversification and liquidity considerations. The Fund’s investments in foreign countries may include exposure to emerging markets. The Fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies.

The Fund considers a number of factors when making its allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Specifically, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, the investment adviser believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. The investment adviser considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” The investment adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in sectors which the Adviser believes are the most attractive.

Section 12(d)(1)(A) of the Investment Company Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the Investment Company Act and the rules and regulations thereunder. As permitted by the Securities and Exchange Commission in the adopting release for Rule 6c-11, the Fund is permitted to invest in both affiliated and unaffiliated investment companies, including Underlying Funds in excess of the limits in Section 12 of the Investment Company Act subject to the terms and conditions in recent ETF exemptive orders.

The Fund expects that normally:

➣30% to 70% of its total assets will be invested in Underlying Funds that principally invest in common stocks and other equity securities (such Underlying Funds may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy or in broader swaths of domestic, foreign, or global equity market;

➣30% to 70% of its net assets will be invested in Underlying Funds that principally invest in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➣up to 20% of its assets will be invested in Underlying Funds that principally invest in near-cash investments.

Underlying Funds that invest in bonds and other debt securities may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), U.S. government agency issued mortgage debt, structured debt, and U.S. government agency issued asset-backed securities. Such Underlying Funds may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt in which Underlying Funds may invest.

Underlying Funds used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Funds used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”), but investments in these type of Underlying Funds will not be a principal investment strategy.

In addition to the Underlying Funds, the Fund may invest in non-investment company exchange-traded products (“ETPs” and together with the Underlying Funds, “Underlying Investments”).

The Fund may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in commodities, volatility indexes, and managed futures. The Fund may engage, on a non-principal basis, in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund will invest in Underlying Investments that may include the following equity strategies:

➣Large, mid, or small capitalization common stocks;

➣Growth stocks, value stocks, or cyclical stocks;

➣Aggressive stocks or defensive stocks;

➣Stocks in any industry or sector;

➣Stocks in emerging and less developed markets;

➣Common stocks of foreign issuers; and

➣Options.

The Leuthold Group, LLC Leuthold d/b/a Leuthold Weeden Capital Management (referred to as the “Adviser” or “Leuthold Weeden Capital Management”) selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark. The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in Underlying Investments which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund, including those related to the Fund’s Underlying Investments, are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

➣Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks that apply to the Fund. These effects could negatively impact the Fund’s performance.

➣Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

➣Credit Risk: The issuers of the bonds and other debt securities held by the Underlying Investments in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➣Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Underlying Investments in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

➣Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Fund goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

➣High Portfolio Turnover Risk: The Fund’s annual portfolio turnover may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➣Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to Underlying Investments invested in stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to Underlying Investments invested in stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➣Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

➣Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

➣High-Yield Securities Risk. The Fund may invest in Underlying Investments that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high-yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying Investments and, consequently, negatively affect the value of the Fund’s investment in such Underlying Investments. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.

➣Investment Company Risk. The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

➣Managed Futures Strategy/Commodities Risk. The Fund may invest in Underlying Investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an Underlying Investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity Underlying Investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

➣Mortgage- and Asset-Backed Securities Risk. The Fund may invest in Underlying Investments that principally invest in mortgage- and asset-backed securities. Such securities are subject to credit, interest rate, prepayment, and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

➣REIT Investment Risk. The Fund may invest in Underlying Investments that primarily invest in REITs. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

➣Sector Risk. To the extent the Fund invests in Underlying Investments that are more heavily invested in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

➣Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

➣Small and Mid-Capitalization Company Stock Risk. The Fund may invest in Underlying Investments that primarily invest in the common stock of small- or mid-capitalization companies. Small to mid-capitalization company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-capitalization company stocks tend to be more volatile and less liquid than large company stocks.

➣New Fund Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website, https://funds.leutholdgroup.com.